Segments and Geographical Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 27,601	$ 25,903	$ 24,503
Gross profit	5,045	5,031	5,068
Assets related to segment	16,261	19,187	18,049
Operating Segments [Member] | RFID and Mobile Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	11,328	10,451	8,894
Gross profit	2,868	2,882	2,345
Assets related to segment	9,596	10,476	8,558
Operating Segments [Member] | Supply Chain Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	16,317	15,496	15,915
Gross profit	2,177	2,149	2,723
Assets related to segment	6,665	8,711	9,491
Operating Segments [Member] | Not Allocated/ Intercompany [Member]
Segment Reporting Information [Line Items]
Revenues	(44)	(44)	(306)
Gross profit
Assets related to segment